Deferred tax (Tables)	12 Months Ended
Jun. 30, 2019
Deferred Tax
Schedule of deferred taxes

Deferred tax assets and deferred tax liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset):

		Restated(1)
	2019	2018
	£’000	£’000
US deferred tax assets	(58,415)	(63,332)
UK deferred tax liabilities	31,865	29,134
At 30 June	(26,550)	(34,198)

The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

		Restated(1)
	2019	2018
	£’000	£’000
At 1 July	(34,198)	(119,949)
Expensed to statement of profit or loss (note 10)	8,112	63,520
(Credited)/expensed to other comprehensive income (note 10)	(634)	21,684
Expense relating to share-based payments(2)	170	—
Reclassification to tax receivable(3)	—	547
At 30 June	(26,550)	(34,198)
(1)	Comparative amounts have been restated—see note 33 for further details.
(2)

Expense relating to share-based payments arise on the movement in the share price on equity-settled awards between the grant date and the reporting date—see consolidated statement of changes in equity above.

(3)

The reclassification to tax receivable in the year ended 30 June 2018 relates to alternative minimum tax payable which prior to the US tax reform was expected to be offset against future US tax liabilities. Following the US tax reform (substantively enacted on 22 December 2017) this was expected to be repaid to the Group.

US
Deferred Tax
Schedule of movements in net deferred tax asset

			Unrealized
			foreign
			exchange
		Net	and
	Foreign	operating	derivative	Intangible	Deferred
	tax credits	losses	movements	assets	revenue	Other	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2017 (restated(1))	(40,047)	(1,070)	(32,859)	(47,247)	(15,459)	(4,803)	(141,485)
Expensed/(credited) to statement of profit or loss (note 10)	13,504	(2,096)	11,931	26,026	7,732	3,015	60,112
(Credited)/expensed to other comprehensive income (note 10)	(4,271)	(233)	22,124	—	—	(126)	17,494
Reclassification to tax receivable	—	—	—	—	—	547	547
At 30 June 2018	(30,814)	(3,399)	1,196	(21,221)	(7,727)	(1,367)	(63,332)
Expensed/(credited) to statement of profit or loss (note 10)	(279)	795	(344)	6,163	(21)	(3,638)	2,676
Expensed/(credited) to other comprehensive income (note 10)	942	2,604	(1,338)	—	—	—	2,208
Expense relating to share-based payments	(137)	—	—	—	—	170	33
At 30 June 2019	(30,288)	—	(486)	(15,058)	(7,748)	(4,835)	(58,415)
(1)	Comparative amounts have been restated—see note 33 for further details.

UK
Deferred Tax
Schedule of movements in net deferred tax asset

		Rolled		Property
	Accelerated	over gain	Non	fair	Net
	tax	on player	qualifying	value	operating
	depreciation	disposal	property	adjustment	losses	Other(1)	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2017	836	5,176	11,901	13,576	(27)	(9,926)	21,536
(Credited)/expensed to statement of profit or loss (note 10)	(31)	2,213	(3)	(429)	(85)	1,743	3,408
Expensed to other comprehensive income (note 10)	—	—	—	—	—	4,190	4,190
At 30 June 2018	805	7,389	11,898	13,147	(112)	(3,993)	29,134
Expensed/(credited) to statement of profit or loss (note 10)	(99)	1,933	(3)	(429)	112	3,922	5,436
(Credited) to other comprehensive income (note 10)	—	—	—	—	—	(2,842)	(2,842)
Expense relating to share-based payments	—	—	—	—	—	137	137
At 30 June 2019	706	9,322	11,895	12,718	—	(2,776)	31,865
(1)

The “Other” deferred tax asset balance primarily comprises foreign exchange differences; fair value movements recognized in the hedging reserve; property, plant and equipment temporary differences; and salaries not paid before 15 September of the following year.